Leases - Summary of the right-of-use assets by the lessee's underlying asset type (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 619,210	₩ 608,127
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	586,075	574,041
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	22,327	21,849
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	10,808	12,237
Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,208,728	1,229,169
Acquisition cost | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,124,151	1,153,021
Acquisition cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	51,644	45,670
Acquisition cost | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	32,933	30,478
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(589,518)	(621,042)
Accumulated depreciation | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(538,076)	(578,980)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(29,317)	(23,821)
Accumulated depreciation | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ (22,125)	₩ (18,241)